Convertible Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 17, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Subtotal	$ 704,987		$ 1,616
Current	1,616		1,616
Non-current	703,371		0
4.75% Convertible Senior Notes due 2013
Debt Instrument [Line Items]
Subtotal	1,616		1,616
5.535% Convertible Senior Notes due 2016
Debt Instrument [Line Items]
Subtotal	386,984		0
5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Principal	264,459		0
Debt premium	42,315	42,747	0
Subtotal	306,774	307,206	0
Convertible Promissory Note
Debt Instrument [Line Items]
Principal	10,000		0
Debt discount	(387)		0
Subtotal	$ 9,613		$ 0